NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, "the Company", "we", "our") was incorporated under the Canada Business Corporations Act on May 31, 1993. Sierra Wireless is an Internet of Things (“IoT”) pioneer that empowers businesses and industries to transform and thrive in the connected economy.  Sierra Wireless provides integrated Device-To-Cloud IoT solutions that are comprised of our recurring connectivity services, our IoT cloud platform, and our embedded cellular modules and gateways. Enterprises, industrial companies and Original Equipment Manufacturers (“OEMs”) worldwide rely on our expertise to deliver fully-integrated IoT solutions to reduce complexity, gather intelligent edge data and enable connected loT products and services.

We have sales, engineering, and research and development teams located in offices around the world. The primary markets for our products are North America, Europe and Asia Pacific.

Our segments have changed from those reported at December 31, 2018 when we previously reported three segments. We implemented a new organizational structure during the first quarter of 2019 to clearly delineate our Device-to-Cloud IoT solutions activities and now have two reportable segments effective first quarter of 2019: (i) the IoT Solutions segment and (ii) the Embedded Broadband segment. We have adjusted our comparative information to align with this new segmentation.

IoT Solutions	Integrated end-to-end IoT solutions that include recurring connectivity services, cloud management software, cellular modules and gateways targeted primarily at enterprises and OEMs in the IoT space.

Embedded Broadband	High-speed cellular embedded modules that are typically used in non-industrial applications, namely Automobile, Mobile Computing and Enterprise Networking markets.